RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances

	The nature of the relationships involved	As of December 31,
		2016	2015
Long-term investment	Equity investment in a limited partnership	$37	$50
Trade accounts payable	Trade accounts payable	$--	$52

B.	Transactions

	Description of the transactions	Year ended December 31,
		2016	2015	2014
Cost of revenues	Purchase of services and goods from affiliates of a related party.	$--	$13,970	$14,883
General and Administrative expenses	Directors’ fees and reimbursement to directors	$639	$234	$221
Other expense (income), net	Equity loss (profit) in a limited partnership	$13	$(6)	$16